Prepayments, deposits and other current assets (Details) ¥ in Thousands	May 09, 2025 USD ($)	May 09, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Prepaid Expense, Current [Abstract]
Payment for software development	$ 6,820,000	¥ 48,000
Deferred input VAT			$ 2,842,801	¥ 19,360